WARRANT (Details Narrative) - USD ($)	1 Months Ended						12 Months Ended
	Dec. 31, 2023	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Dec. 31, 2023	Oct. 31, 2024
Value of units issued							$ 10,201
Price per share	$ 8.16						$ 8.16	$ 5.20
Exercise price of warrant	$ 8.00						8.00
Warrant [Member]
Units issued	1,250	19,700	22,500	400,000	70,000	8,500
Value of units issued	$ 10,000	$ 78,800	$ 90,000	$ 1,600,000	$ 280,000	$ 34,000
Exercise price of warrant	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00
Warrant term	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Common Stock [Member]
Units issued							1,250
Value of units issued
Price per share	$ 8.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 8.00